Trade Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade Receivables
13.	TRADE RECEIVABLES

	2020		2019		2018
	Non current	Current	Non current	Current	Non current	Current
Accounts receivable and related parties (1) (2)	17,392	118,665	15,325	124,657	23,508	75,422
Provision for doubtful trade receivables	(8,861)	(10,519)	—	(6,580)	—	(2,776)

	8,531	108,146	15,325	118,077	23,508	72,646

(1)	See Note 35 for information about related parties.
(2)	See Note 23 for information about credits for contracts included in trade receivables.
Set forth below is the evolution of the provision for doubtful trade receivables as of December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Non current	Current	Non current	Current	Non current	Current
Balance at beginning of year	—	6,580	—	2,776	—	1,323
Modification of balance at beginning of the fiscal year (1)	—	—	—	—	—	425

Balance at beginning of the fiscal year	—	6,580	—	2,776	—	1,748

Increases charged to expenses (3)	2,228	10,818	—	3,891	—	444
Decreases charged to income	—	(729)	—	(707)	—	(91)
Amounts incurred due to utilization	—	—	—	(112)	—	—
Translation differences	—	715	—	847	—	607
Result from net monetary position (2)	—	(232)	—	(103)	—	92
Reclassifications	6,633	(6,633)	—	(12)	—	(24)

Balance at the end of year	8,861	10,519	—	6,580	—	2,776

(1)	Corresponds to the change in the accounting policy described in detail in Note 2.b.18.
(2)
Includes adjustment for inflation of opening balances of the provision for doubtful trade receivables in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(3)	As of December 31, 2020, it includes 8,861 corresponding to credits with natural gas distributors for the accumulated daily differences pursuant to Decree No. 1,053/2018. See Note 34.f.